Note 7 – Stockholders’ Equity (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended			9 Months Ended
	May 23, 2022	May 06, 2022	May 02, 2022	Apr. 30, 2022	Mar. 15, 2021	Mar. 10, 2021	Oct. 01, 2019	Nov. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Apr. 23, 2022	Dec. 31, 2021	Nov. 26, 2021
Class of Stock [Line Items]
Common stock, shares authorized										300,000,000			300,000,000			300,000,000
Stock Issued During Period, Shares, New Issues								232,500
Issuance of Common Stock to Sponsor									$ 25,000
Shares Issued, Price Per Share								$ 10.00									$ 10.00
Cardio Diagnostics Member During Reverse Merger [Member]
Class of Stock [Line Items]
Common stock, shares authorized										10,000,000			10,000,000		10,000,000	2,300,000
Issuance of Common Stock to Sponsor										$ 1,123,001	$ 950,000	$ 175,000
Cardio Diagnostics Member During Reverse Merger [Member] | Nine Months September 2022 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues													744,425
Issuance of Common Stock to Sponsor													$ 11,986,037
Payment of Financing and Stock Issuance Costs													$ 1,198,604
[custom:WarrantsIssued]													214,998
Cardio Diagnostics Member During Reverse Merger [Member] | Nine Months September 2021 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues														13,109
Issuance of Common Stock to Sponsor														$ 175,000
Shares Issued, Price Per Share											$ 13.35			$ 13.35
Cardio Diagnostics Member During Reverse Merger [Member] | March 102021 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						50,450
Issuance of Common Stock to Sponsor						$ 60,000
Cardio Diagnostics Member During Reverse Merger [Member] | March 152021 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					39,786
Issuance of Common Stock to Sponsor					$ 451,471
Cardio Diagnostics Member During Reverse Merger [Member] | October 12019 [Member]
Class of Stock [Line Items]
Warrant terms and provisions							On October 1, 2019, the Company issued warrants to a seed funding firm equivalent to 2% of the fully-diluted equity of the Company, or 22,500 common shares at the time of issuance. The warrant is exercisable on the earlier of the closing date of the next Qualified Equity Financing occurring after the issuance of the warrant, and immediately before a Change of Control. The exercise price is the price per share of the shares sold to investors in the next Qualified Equity Financing, or if the warrant becomes exercisable in connection with a Change in Control before the next Qualified Equity Financing, the greater of the quotient obtained by dividing $150,000 by the Pre-financing Capitalization, and the price per share paid by investors in the then-most recent Qualified Equity Financing, if any. The warrant will expire upon the earlier of the consummation of any Change of Control, or 15 years after the issuance of the warrant.
Cardio Diagnostics Member During Reverse Merger [Member] | April 2022 Warrants [Member]
Class of Stock [Line Items]
Warrant terms and provisions				In April 2022, the Company issued fully vested warrants to investors as part of private placement subscription agreements pursuant to which the Company issued common stock. Each shareholder received warrants to purchase 50% of the common stock issued at an exercise price of $13.35 per share with an expiration date of June 30, 2027.
Cardio Diagnostics Member During Reverse Merger [Member] | May 232022 Warrants [Member]
Class of Stock [Line Items]
Warrant terms and provisions	As of May 23, 2022, the Company issued fully vested warrants to investors as part of an additional private placement subscription agreements pursuant to which the Company issued common stock. Each shareholder received warrants to purchase 50% of the common stock issued at an exercise price of $21.29 per share with an expiration date of five years from the date of issue.
Cardio Diagnostics Member During Reverse Merger [Member] | Equity Incentive 2022 Plan [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Description			Effective May 2, 2022, the Company adopted the 2022 Equity Incentive Plan (the “Plan”). The purpose of the Plan is to promote the interests of the Company and its stockholders by providing eligible employees, directors and consultants with additional incentives to remain with the Company and its subsidiaries, to increase their efforts to make the Company more successful, to reward such persons by providing an opportunity to acquire shares of Common Stock on favorable terms and to attract and retain the best available personnel to participate in the ongoing business operations of the Company. The Plan permits the grant of Incentive Stock Options, Nonstatutory Stock Options, Restricted Stock, Restricted Stock Units, Stock Appreciation Rights, Performance Units and Performance Shares.
Cardio Diagnostics Member During Reverse Merger [Member] | Share-Based Payment Arrangement, Option [Member] | Optionsto Boardof Directors [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award		On May 6, 2022 the Company granted 513,413 stock options to the board of directors pursuant to the Plan. The options fully vest upon the merger with a publicly traded entity and have an exercise price of $13.35 per share with an expiration date of May 6, 2032.
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		513,413
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 13.35
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date		May 06, 2032